Defined Benefit Liabilities (Assets) - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [abstract]
Expected contributions in 2024	₩ 167,383
Weighted average durations of defined benefit obligations	7 years 3 months 29 days	7 years 5 months 15 days
Expense for defined contribution plan	₩ 35,454	₩ 29,784